Cash and cash equivalent (Details) - Schedule of Cash and Cash Equivalent - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Cash and cash equivalent (Details) - Schedule of Cash and Cash Equivalent [Line Items]
Denominated	$ 2,640		$ 3,543
NIS [Member]
Cash and cash equivalent (Details) - Schedule of Cash and Cash Equivalent [Line Items]
Denominated	107		229
USD [Member]
Cash and cash equivalent (Details) - Schedule of Cash and Cash Equivalent [Line Items]
Denominated	$ 2,533	[1]	3,309
EUR [Member]
Cash and cash equivalent (Details) - Schedule of Cash and Cash Equivalent [Line Items]
Denominated			1
GBP [Member]
Cash and cash equivalent (Details) - Schedule of Cash and Cash Equivalent [Line Items]
Denominated			$ 4

[1]	Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.